Quarterly Holdings Report
for
Fidelity® Value Discovery K6 Fund
October 31, 2023
FVDK6-NPRT1-1223
1.9884000.106
Common Stocks - 96.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Media - 3.3%
Comcast Corp. Class A	140,765	5,812,187
CONSUMER DISCRETIONARY - 3.0%
Diversified Consumer Services - 2.0%
H&R Block, Inc.	86,653	3,557,106
Specialty Retail - 1.0%
Ross Stores, Inc.	16,077	1,864,450
TOTAL CONSUMER DISCRETIONARY		5,421,556
CONSUMER STAPLES - 12.8%
Beverages - 2.7%
Coca-Cola European Partners PLC	23,597	1,380,660
Keurig Dr. Pepper, Inc.	45,390	1,376,679
The Coca-Cola Co.	38,300	2,163,567
		4,920,906
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	15,800	1,076,296
U.S. Foods Holding Corp. (a)	41,458	1,614,375
		2,690,671
Food Products - 3.0%
Lamb Weston Holdings, Inc.	8,400	754,320
Mondelez International, Inc.	53,490	3,541,573
Tyson Foods, Inc. Class A	23,227	1,076,571
		5,372,464
Household Products - 2.6%
Procter & Gamble Co.	18,056	2,708,942
Reckitt Benckiser Group PLC	17,492	1,170,337
The Clorox Co.	7,258	854,267
		4,733,546
Personal Care Products - 3.0%
Haleon PLC	319,823	1,281,880
Kenvue, Inc.	159,415	2,965,119
Unilever PLC sponsored ADR	22,105	1,046,672
		5,293,671
TOTAL CONSUMER STAPLES		23,011,258
ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Antero Resources Corp. (a)	36,219	1,066,287
ConocoPhillips Co.	2,609	309,949
Equinor ASA sponsored ADR	43,192	1,441,317
Exxon Mobil Corp.	76,737	8,122,608
Occidental Petroleum Corp.	22,000	1,359,820
Ovintiv, Inc.	25,433	1,220,784
Parex Resources, Inc.	82,959	1,590,085
Shell PLC ADR	25,100	1,635,014
		16,745,864
FINANCIALS - 22.2%
Banks - 9.6%
Bank of America Corp.	143,292	3,774,311
Cullen/Frost Bankers, Inc.	4,461	405,906
JPMorgan Chase & Co.	38,585	5,365,630
M&T Bank Corp.	14,910	1,681,103
PNC Financial Services Group, Inc.	14,563	1,667,027
U.S. Bancorp	37,324	1,189,889
Wells Fargo & Co.	78,212	3,110,491
		17,194,357
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	8,263	1,014,366
BlackRock, Inc. Class A	3,883	2,377,483
Invesco Ltd.	19,309	250,438
Northern Trust Corp.	12,471	821,964
		4,464,251
Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	21,967	7,497,996
Insurance - 5.9%
Chubb Ltd.	21,978	4,716,918
The Travelers Companies, Inc.	24,001	4,018,727
Willis Towers Watson PLC	8,227	1,940,667
		10,676,312
TOTAL FINANCIALS		39,832,916
HEALTH CARE - 19.6%
Health Care Providers & Services - 11.7%
Centene Corp. (a)	61,286	4,227,508
Cigna Group	16,931	5,235,065
CVS Health Corp.	35,799	2,470,489
Elevance Health, Inc.	6,116	2,752,750
Humana, Inc.	5,143	2,693,338
UnitedHealth Group, Inc.	6,624	3,547,549
		20,926,699
Pharmaceuticals - 7.9%
AstraZeneca PLC sponsored ADR	43,494	2,750,126
Bristol-Myers Squibb Co.	66,597	3,431,743
Johnson & Johnson	20,874	3,096,449
Roche Holding AG (participation certificate)	8,166	2,104,457
Sanofi SA sponsored ADR	62,311	2,819,573
		14,202,348
TOTAL HEALTH CARE		35,129,047
INDUSTRIALS - 8.3%
Aerospace & Defense - 4.0%
Airbus Group NV	6,939	930,355
L3Harris Technologies, Inc.	7,887	1,415,007
Lockheed Martin Corp.	4,175	1,898,122
Northrop Grumman Corp.	6,318	2,978,495
		7,221,979
Air Freight & Logistics - 0.4%
DHL Group	19,656	764,535
Electrical Equipment - 1.1%
Eaton Corp. PLC	2,636	548,051
Regal Rexnord Corp.	11,371	1,346,440
		1,894,491
Industrial Conglomerates - 0.7%
Siemens AG	9,402	1,247,635
Machinery - 1.4%
Deere & Co.	3,200	1,169,152
Oshkosh Corp.	1,961	172,039
Pentair PLC	20,174	1,172,513
		2,513,704
Professional Services - 0.7%
Maximus, Inc.	15,294	1,142,768
TOTAL INDUSTRIALS		14,785,112
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 2.5%
Cisco Systems, Inc.	85,414	4,452,632
IT Services - 2.2%
Amdocs Ltd.	27,222	2,182,116
Capgemini SA	5,466	966,000
Cognizant Technology Solutions Corp. Class A	13,652	880,144
		4,028,260
Software - 1.1%
Gen Digital, Inc.	70,506	1,174,630
Open Text Corp.	24,195	808,113
		1,982,743
TOTAL INFORMATION TECHNOLOGY		10,463,635
MATERIALS - 1.7%
Chemicals - 1.4%
DuPont de Nemours, Inc.	34,338	2,502,553
Metals & Mining - 0.3%
Lundin Mining Corp.	21,331	133,208
Newmont Corp.	12,975	486,173
		619,381
TOTAL MATERIALS		3,121,934
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	13,052	905,026
UTILITIES - 9.5%
Electric Utilities - 6.7%
Constellation Energy Corp.	18,080	2,041,594
Edison International	33,547	2,115,474
Evergy, Inc.	15,179	745,896
NextEra Energy, Inc.	16,736	975,709
PG&E Corp. (a)	251,487	4,099,238
Southern Co.	28,837	1,940,730
		11,918,641
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	51,933	773,802
Multi-Utilities - 2.4%
Dominion Energy, Inc.	39,803	1,604,857
National Grid PLC	99,831	1,190,283
Sempra	21,300	1,491,639
		4,286,779
TOTAL UTILITIES		16,979,222
TOTAL COMMON STOCKS (Cost $148,040,744)		172,207,757

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd. (Cost $1,711,096)	44,837	1,787,451

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $5,279,870)	5,278,814	5,279,870

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $155,031,710)	179,275,078
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(91,920)
NET ASSETS - 100.0%	179,183,158

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,567,728	10,592,351	6,880,209	57,726	-	-	5,279,870	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	1,949,825	1,640,181	3,590,006	18,379	-	-	-	0.0%
Total	3,517,553	12,232,532	10,470,215	76,105	-	-	5,279,870

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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